THE ALGER
RETIREMENT
FUND

                                  ALGER GROWTH
                              RETIREMENT PORTFOLIO

                                ALGER SMALL CAP
                              RETIREMENT PORTFOLIO

                              ALGER MIDCAP GROWTH
                              RETIREMENT PORTFOLIO

                           ALGER CAPITAL APPRECIATION
                              RETIREMENT PORTFOLIO

ANNUAL
REPORT                                                          OCTOBER 31, 1999

                                                               November 24, 1999
FELLOW SHAREHOLDERS:
THE YEAR IN REVIEW

     As 1999 draws to a close, investors may look back on this decade as one of remarkable opportunity. From January 1, 1990 through October 31, 1999, the value of the U.S. stock market rose nearly 393%, as measured by the S&P 500. The current economic boom has lasted 101 months, one month short of the record for this century. And the lengthy economic expansion, combined with relatively low interest rates and low inflation, has contributed to an unprecedented four consecutive years of 20%-plus returns for stock investors, with few significant corrections along the way.

     The last two years have seen an increase in day-to-day volatility, more in line with longer term norms. This trend continued in 1999, driven by concerns over the stability of global financial systems and the shorter term outlook for U.S. interest rates.

     Year to date, 1999 has again generated double-digit returns for stock investors, with the S&P 500 up 12.03% from January through the end of October. Strong economic growth -- a 3.7% rise in GDP in the first quarter -- contributed to the Dow Jones Industrial Average's push above all records to close above 10,000 in March. From May to July, the Dow traded in the 11,000 range before falling back on fears of higher interest rates and concerns that stocks had become overvalued. During the second quarter, concerns about potential inflation increased as unemployment remained at its lowest levels since 1970. While core inflation remained in the 2% range, oil prices began rising early in the year and had nearly doubled by July. This was largely a political rather than a true supply/demand effect and has not had a broad effect on market prices, yet it bears watching in coming months.

     Concerns about potential increases in core inflation led the Federal Reserve to adopt a tightening bias during the second quarter. In the following months, the Federal Open-Market Committee twice raised short-term interest rates to forestall potential increases in inflation. In the bond markets higher interest rates pushed prices lower, particularly at the short and long ends of the maturity spectrum.

     In this environment, market gains in the first quarter of 1999 were led by the large-cap, blue-chip growth companies, as investors sought a sense of security in the wake of 1998's Asian currency crisis and Russian debt default. As recovery in Asia became more certain, the second quarter saw a resurgence of interest in smaller-cap issues. Small-cap value stocks turned in the best results and large-cap growth stocks turned in the worst.

     The third quarter of 1999 saw an overall decline in domestic stocks. The S&P 500 fell 6.25%, while the S&P MidCap 400 Index dropped 8.40%. Small-capitalization stocks, as measured by the Russell 2000 Growth Index, fared slightly better, falling 4.91% during the same quarter. Overall, growth stocks again outperformed value stocks. Factors affecting the market's performance in the third quarter included the potential impact on earnings of technology companies from the earthquake in Taiwan and continued uncertainty about interest rates. Entering the fourth quarter, there were gains in October with the S&P 500 returning 6.33%, led by a recovery in technology stocks. The technology-laden Nasdaq 100 rose 9.54% for the month.

PORTFOLIO MATTERS

     By maintaining a focus on bottom-up stock selection in a market environment that evidenced clear biases toward certain segments of the market, all of The Alger Retirement Fund's Portfolios outperformed their benchmarks for the 12 months ended October 31, 1999.

ALGER SMALL CAP RETIREMENT PORTFOLIO

     For the year ended October 31, 1999, the Alger Small Cap Retirement Portfolio returned 52.73%, substantially outperforming the Russell 2000 Growth Index, which rose 29.29% during the same period. Compared with its benchmark, the Portfolio was heavily invested in semiconductor, technology, and retail stocks which contributed to the Portfolio's strong performance.

ALGER GROWTH RETIREMENT PORTFOLIO

  For the year ended  October 31,  1999,  the Alger  Growth
Retirement Portfolio gained 42.00% compared to a 25.67% rise in the benchmark S&P 500. The Portfolio benefited from the market's preference for large, blue-chip stocks through the first quarter. Its substantial positions in semiconductor, technology and consumer stocks contributed to its strong performance in the first half of the year. As energy prices and interest rates rose the Portfolio's exposure to lagging energy-dependent transportation stocks and interest rate-sensitive financial stocks was reduced.

ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO

     The Alger MidCap Growth Retirement Portfolio returned 42.39% for the year ended October 31, 1999, compared to 21.07% for the benchmark S&P MidCap 400. Midcap stocks as a group benefited during the second quarter from the market's rotation away from larger issues. The Portfolio's larger positions in
semiconductor   and  Internet  stocks   contributed  to  its  outperforming  the
benchmark. High employment and strong economic growth also favored the Portfolio's holdings in retail and consumer stocks.

ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO

     During the 12 months ended October 31, 1999, the Alger Capital Appreciation Retirement Portfolio gained 84.34% compared to the S&P 500's rise of 25.67%. The Portfolio's exposure to the broader market, including small and mid-capitalization stocks, offered gains as investors moved from large-cap companies to smaller issues after the first quarter of 1999. Heavy weightings relative to its benchmark in Internet, semiconductor and retail stocks contributed to the Portfolio's strong performance.

LOOKING AHEAD

     The Alger Retirement Fund's Portfolios are managed to pursue their investment objectives by applying an investment philosophy which we at Fred
Alger Management believe will serve investors well as we enter the next millennium. Changing demographics, new technologies, and ever-increasing sophistication in the financial markets will create new opportunities in the decades to come. Through rigorous fundamental research, coupled with advanced analytic capabilities, we will continue to seek out companies that offer investors the potential for superior returns.

Respectfully submitted,

/s/ David D. Alger
---------------------
David D. Alger
President

ALGER GROWTH RETIREMENT PORTFOLIO
PORTFOLIO  HIGHLIGHTS THROUGH OCTOBER 31, 1999 (UNAUDITED)

$10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION NOVEMBER 8, 1993

[Line Chart Omitted]

           Alger Retirement Growth    S&P 500 Index
11/8/93           10000                   10000
10/31/94          10380                   10410
10/31/95          14231                   13162
10/31/96          15396                   16333
10/31/97          19836                   21579
10/31/98          24878                   26324
10/31/99          35312                   33082

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger Growth Retirement Portfolio and the S&P 500 Index on November 8, 1993, the inception date of the Alger Growth Retirement Portfolio. The figures for both the Alger Growth Retirement Portfolio and the S&P 500 Index, an unmanaged index of common stocks, include reinvestment of dividends.

PERFORMANCE COMPARISON THROUGH OCTOBER 31, 1999

                                   Average Annual Returns
                                           Since Inception
                         1 Year   5 Years      11/8/93
                         ---------------------------------
Alger Growth
Retirement Portfolio     42.00%   27.76%        23.48%

S&P 500 Index            25.67%   26.02%        22.15%
                        ----------------------------------

THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE PORTFOLIO'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE ALGER RETIREMENT FUND
ALGER GROWTH RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1999

SHARES   COMMON STOCKS--94.0%                                       VALUE
------                                                              -----
         ADVERTISING--1.2%
 9,900   Omnicom Group Inc. ..................................   $  871,200
                                                                -----------
         AEROSPACE--3.5%
22,500   AlliedSignal Inc. ...................................    1,281,094
21,000   United Technologies Corp. ...........................    1,270,500
                                                                 ----------
                                                                  2,551,594
                                                                -----------
         AUTOMOTIVE--1.0%
12,500   Harley Davidson, Inc. ...............................      741,406
                                                                 ----------
         BIO-TECHNOLOGY--2.3%
16,600   Amgen Inc.* .........................................    1,323,850
 4,300   Biogen Inc.* ........................................      318,738
                                                                  ---------
                                                                  1,642,588
                                                                 ----------
         BROADCASTING--.6%
 5,200   Clear Channel Communications Inc.* ..................      417,950
                                                                 ----------
         BUILDING & CONSTRUCTION--.4%
10,800   Masco Corp. .........................................      329,400
                                                                 ----------
         BUSINESS SERVICES--1.5%
37,000   IMS Health Inc. .....................................    1,073,000
                                                                 ----------
         COMMUNICATION EQUIPMENT--7.8%
34,300   Cisco Systems, Inc.* ................................    2,538,200
20,800   Corning Inc. ........................................    1,635,400
15,600   Motorola, Inc. ......................................    1,520,025
                                                                 ----------
                                                                  5,693,625
                                                                 ----------
         COMMUNICATIONS--12.5%
23,000   America Online Inc.* ................................    2,982,813
15,228   At Home Corp. Series A.* ............................      569,147
23,800   Comcast Corp. Cl. A. Special ........................    1,002,575
14,300   COX Communications Inc., Cl. A.* ....................      649,756
13,600   MCI Worldcom Inc.* ..................................    1,167,050
 9,500   MediaOne Group Inc.* ................................      675,094
 1,900   Qualcomm Inc.* ......................................      423,225
 9,460   SBC Communications Inc. .............................      481,869
15,700   Sprint Corp. ........................................    1,166,706
                                                                 ----------
                                                                  9,118,235
                                                                 ----------
         COMPUTER RELATED & BUSINESS
          EQUIPMENT--1.2%
 8,000   Sun Microsystems Inc.* ..............................      846,500
                                                                 ----------
         COMPUTER SERVICES--4.7%
13,000   eBay Inc.* ..........................................    1,756,625
 9,092   Yahoo Inc.* .........................................    1,628,036
                                                                 ----------
                                                                  3,384,661
                                                                 ----------
         COMPUTER SOFTWARE--5.3%
15,600   Intuit Inc.* ........................................      454,350
36,500   Microsoft Corporation* ..............................    3,378,531
                                                                 ----------
                                                                  3,832,881
                                                                 ----------
         CONGLOMERATE--3.0%
55,172   Tyco International Ltd. .............................    2,203,432
                                                                 ----------
         ENERGY & ENERGY SERVICES--2.5%
48,600   Halliburton Co. .....................................   $1,831,613
                                                                 ----------
         FINANCIAL  SERVICES--13.1%
 4,000   American Express Co. ................................      616,000
20,128   Bank of America Corp. ...............................    1,295,740
47,400   Citigroup Inc. ......................................    2,565,525
11,500   Firstar Corp. .......................................      337,813
25,000   Household International Inc. ........................    1,115,625
15,200   Kansas City Southern Industries Inc. ................      721,050
 5,000   Merrill Lynch & Co., Inc. ...........................      392,500
22,600   Morgan Stanley Dean Witter & Co. ....................    2,493,063
                                                                 ----------
                                                                  9,537,316
                                                                 ----------
         FOOD CHAINS--.7%
24,600   Kroger Co.* .........................................      511,987
                                                                 ----------
         INSURANCE--2.0%
14,093   American International Group, Inc. ..................    1,450,698
                                                                 ----------
         LEISURE &  ENTERTAINMENT--1.0%
16,200   Carnival Corp. ......................................      720,900
                                                                 ----------
         MANUFACTURING--.6%
 6,000   Solectron Corp.* ....................................      451,500
                                                                 ----------
         OIL & GAS--.9%
24,000   Baker Hughes Inc. ...................................      670,500
                                                                 ----------
         PHARMACEUTICALS--6.9%
 4,950   Bristol Myers Squibb Co. ............................      380,222
54,700   Pfizer Inc. .........................................    2,160,650
30,900   Warner-Lambert Co. ..................................    2,466,206
                                                                 ----------
                                                                  5,007,078
                                                                 ----------
         RETAILING--7.9%
 7,600   Abercrombie & Fitch Co., Cl. A.* ....................      207,100
12,200   Amazon.com Inc.* ....................................      861,625
14,500   Best Buy Company Inc.* ..............................      805,656
 4,500   Costco Wholesale Corp.* .............................      361,406
31,300   Home Depot, Inc. ....................................    2,363,150
20,000   Wal-Mart Stores Inc. ................................    1,133,750
                                                                 ----------
                                                                  5,732,687
                                                                 ----------
         SEMICONDUCTOR
          CAPITAL EQUIPMENT--4.1%
25,300   Applied Materials Inc.* .............................    2,272,256
19,000   Teradyne, Inc.* .....................................      731,500
                                                                 ----------
                                                                  3,003,756
                                                                 ----------
         SEMICONDUCTORS--9.3%
22,000   Altera Corporation* .................................    1,069,750
13,900   Intel Corp. .........................................    1,076,381
16,200   Linear Technology Corporation .......................    1,132,987
23,400   Micron Technology Inc.* .............................    1,668,712
 4,400   Texas Instruments, Incorporated .....................      394,900
17,800   Xilinx, Inc.* .......................................    1,399,525
                                                                 ----------
                                                                  6,742,255
                                                                 ----------
         Total Common Stocks
         (Cost $54,521,805)                                      68,366,762
                                                                 ----------

THE ALGER RETIREMENT FUND
ALGER GROWTH RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
October 31, 1999

PRINCIPAL
AMOUNT       SHORT-TERM CORPORATE NOTES--4.2%                        VALUE
---------                                                            -----
$700,000     Atlantis One Funding Corp.,
               5.30%, 11/15/99 ...............................  $   698,555
 150,000     AT&T Corporation,
               5.18%, 11/9/99 ................................      149,827
 300,000     Enterprise Funding Corp.,
               5.33%, 11/19/99 (a) ...........................      299,200
 800,000     Ford Motor Credit Company,
               5.23%, 11/16/99 ...............................      798,255
 100,000     Ford Motor Credit Company,
               5.22%, 11/16/99 ...............................       99,782
 900,000     Merrill Lynch & Co. Inc.,
               5.30%, 11/19/99 ...............................      897,615
 100,000     Toyota Credit De Puerto Rico,
               5.27%, 11/15/99 ...............................       99,796
                                                                 ----------
             Total Short-Term Corporate Notes
               (Cost $3,043,030) .............................    3,043,030
                                                                 ----------
Total Investments
  (Cost $57,564,835)(b) ......................      98.2%        71,409,792
Other Assets in Excess of Liabilities ........       1.8          1,336,132
                                                   -----         ----------
Net Assets ...................................     100.0%       $72,745,924
                                                   =====         ==========


*   Non-income producing security.

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.

(b) At October 31, 1999, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $57,564,835, amounted to $13,844,957 which consisted of aggregate gross unrealized appreciation of $15,229,809 and aggregate gross unrealized depreciation of $1,384,852.

                       See Notes to Financial Statements.

THE ALGER RETIREMENT FUND
ALGER GROWTH RETIREMENT PORTFOLIO
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the year

                                                          YEAR ENDED OCTOBER 31,
                                             --------------------------------------------------
                                              1999       1998       1997       1996       1995
                                             ------     ------     ------     ------     ------
Net asset value,
  beginning of year ....................     $12.37     $10.78      $9.32     $11.65     $10.38
                                            -------    -------    -------    -------    -------
Net investment income (loss) ...........      (0.05)     (0.01)(i)  (0.02)(i)  (0.01)     (0.01)
Net realized and unrealized
  gain on investments ..................       5.23       2.82       2.65       0.91       3.59
                                            -------    -------    -------    -------    -------
    Total from investment
       operations ......................       5.18       2.81       2.63       0.90       3.58
Distributions from net
  realized gains .......................      (0.38)     (1.22)     (1.17)     (3.23)     (2.31)
                                            -------    -------    -------    -------    -------
Net asset value,
  end of year ..........................     $17.17     $12.37     $10.78      $9.32     $11.65
                                            =======    =======    =======    =======    =======
Total Return                                   42.0%      25.4%      28.8%       8.2%      37.1%
                                            =======    =======    =======    =======    =======
Ratios and Supplemental Data:
   Net assets, end of year
    (000's omitted) ....................    $72,746    $40,196    $22,922    $11,325    $13,042
                                            =======    =======    =======    =======    =======
   Ratio of expenses to
    average net assets .................       1.07%      1.11%      1.13%      1.07%      1.11%
                                            =======    =======    =======    =======    =======
    Ratio of net investment
    income (loss) to
    average net assets .................      (0.39%)    (0.06%)    (0.22%)    (0.09%)    (0.18%)
                                            =======    =======    =======    =======    =======
   Portfolio Turnover Rate                   143.80%    130.31%    159.38%    142.83%    133.42%
                                            =======    =======    =======    =======    =======

(i) Amount was computed based on average shares outstanding during the year.

                       See Notes to Financial Statements.

ALGER SMALL CAP RETIREMENT PORTFOLIO
PORTFOLIO  HIGHLIGHTS THROUGH OCTOBER 31, 1999 (UNAUDITED)

$10,000  HYPOTHETICAL INVESTMENT SINCE INCEPTION NOVEMBER 8, 1993

          Alger Small Cap Retirement    Russell 2000 Growth Index
11/8/93            10000                         10000
10/31/94           10830                         10005
10/31/95           17999                         12063
10/31/96           19654                         13671
10/31/97           23388                         16565
10/31/98           22971                         13940
10/31/99           35085                         18022

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger Small Cap Retirement Portfolio and the Russell 2000 Growth Index on November 8, 1993, the inception date of the Alger Small Cap Retirement Portfolio. The figures for the Alger Small Cap Retirement Portfolio and the Russell 2000 Growth Index, an unmanaged index of common stocks, include reinvestment of dividends.

PERFORMANCE COMPARISON THROUGH OCTOBER 31, 1999

                                               Average Annual Returns

                                                      Since Inception
                                    1 Year   5 Years      11/8/93
                                  ------------------------------------
Alger Small Cap
Retirement Portfolio                52.73%   26.50%        23.35%

Russell 2000 Growth Index           29.29%   12.49%        10.35%
                                  ------------------------------------
THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE PORTFOLIO'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE ALGER RETIREMENT FUND
ALGER  SMALL CAP RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1999

SHARES   COMMON STOCKS--87.1%                                      VALUE
------                                                            -------
         ADVERTISING--1.9%
26,600   Young & Rubicam Inc. ................................   $1,216,950
                                                                -----------
         AIRLINES--.5%
12,800   SkyWest Inc. ........................................      317,600
                                                                -----------
         AUTOMOTIVE--1.0%
60,000   Sonic Automotive Inc., Cl. A.* ......................      626,250
                                                                -----------
         AUTOMOTIVE EQUIPMENT &
           SERVICES--.8%
11,000   Speedway Motorsports Inc.* ..........................      479,875
                                                                -----------
         BIO-TECHNOLOGY--2.6%
 5,000   Medimmune Inc.* .....................................      560,000
13,400   Sepracor Inc.* ......................................    1,114,712
                                                                -----------
                                                                  1,674,712
                                                                -----------
         BROADCASTING--5.9%
34,800   Citadel Communications Corp.* .......................    1,681,275
15,000   Emmis Communications Corp., Cl. A.* .................    1,081,875
40,000   Salem Communications Corp., Cl. A.* .................      995,000
                                                                -----------
                                                                  3,758,150
                                                                -----------
         BUSINESS SERVICES--4.6%
20,300   BISYS Group Inc.* ...................................    1,035,300
23,500   FactSet Research Systems Inc. .......................    1,561,280
21,800   Rent-Way Inc.* ......................................      362,425
                                                                -----------
                                                                  2,959,005
                                                                -----------
         COMMUNICATION EQUIPMENT--1.8%
13,000   Aware Inc.* .........................................      413,563
10,000   Flextronics International Ltd.* .....................      710,000
                                                                -----------
                                                                  1,123,563
                                                                -----------
         COMMUNICATIONS--1.5%
 8,000   Cox Radio, Inc., Cl. A.* ............................      560,000
17,000   ITC DeltaCom Inc.* ..................................      408,000
                                                                -----------
                                                                    968,000
                                                                -----------
         COMPUTER RELATED &
           BUSINESS EQUIPMENT--4.8%
25,000   Antec Corp.* ........................................    1,212,500
10,500   Dupont Photomasks Inc.* .............................      519,750
14,800   Sanmina Corporation* ................................    1,332,925
                                                                -----------
                                                                  3,065,175
                                                                -----------
         COMPUTER SERVICES--5.7%
26,100   CNET Inc.* ..........................................    1,231,594
10,000   Exodus Communications, Inc.* ........................      860,000
27,500   QRS Corp.* ..........................................    1,529,688
                                                                -----------
                                                                  3,621,282
                                                                -----------
         COMPUTER SOFTWARE--5.4%
30,000   Dendrite International Inc. * .......................      941,250
48,600   Intuit Inc.* ........................................    1,415,475
10,000   Micromuse Inc.* .....................................    1,068,750
                                                                -----------
                                                                  3,425,475
                                                                -----------
         CONSUMER PRODUCTS--1.9%
 8,300   Furniture Brands International Inc.* ................      160,813
35,000   Mettler-Toledo Intl. Inc.* ..........................    1,043,436
                                                                -----------
                                                                  1,204,249
                                                                -----------
         ENERGY & ENERGY SERVICES--1.2%
 5,000   Calpine Corp.* ......................................      288,125
36,000   Forest Oil Corporation* .............................      481,500
                                                                -----------
                                                                    769,625
                                                                -----------
         FINANCIAL SERVICES--.6%
14,800   National Commerce Bancorp ...........................      370,000
                                                                -----------
         FOODS & BEVERAGES--.6%
10,000   Beringer Wine Estates Holdings, Cl. B.* .............      397,500
                                                                -----------
         HEALTH CARE--.9%
15,000   Cytyc Corporation* ..................................      596,250
                                                                -----------
         INDUSTRIAL EQUIPMENT--1.5%
17,700   Waters Corp.* .......................................      940,313
                                                                -----------
         MEDICAL SERVICES--2.0%
27,000   Hooper Holmes Inc. ..................................      725,625
16,100   MedQuist Inc.* ......................................      515,200
                                                                -----------
                                                                  1,240,825
                                                                -----------
         OIL & GAS--2.6%
15,100   B.J. Services Company* ..............................      518,119
108,800  Varco International Inc.* ...........................    1,149,200
                                                                -----------
                                                                  1,667,319
                                                                -----------
         PHARMACEUTICALS--1.7%
24,200   Forest Laboratories, Inc.* ..........................    1,110,175
                                                                -----------
         RESTAURANTS & LODGING--1.4%
37,500   Outback Steakhouse, Inc.* ...........................      862,500
                                                                -----------
         RETAILING--16.3%
34,400   Bed Bath & Beyond Inc.* .............................    1,145,950
47,000   BJ's Wholesale Club Inc.* ...........................    1,448,186
15,000   Cost Plus Inc.* .....................................      547,500
24,900   Ethan Allen Interiors Inc. ..........................      885,506
34,200   Family Dollar Stores Inc. ...........................      705,375
 5,000   Lands End Inc.* .....................................      384,688
37,400   Linens'n Things Inc.* ...............................    1,486,650
50,000   Sharper Image Corp.* ................................      546,875
14,000   Tiffany & Co. .......................................      833,000
30,000   Tuesday Morning Corp.* ..............................      690,000
10,000   Tweeter Home Entertainment Group Inc.* ..............      427,500
10,000   Valuevision International Inc., Cl. A.* .............      326,875
17,800   Williams Sonoma Inc.* ...............................      956,750
                                                                -----------
                                                                 10,384,855
                                                                -----------
         SEMICONDUCTORS--11.4%
14,000   Altera Corporation* .................................      680,750
11,000   Applied Micro Circuits Corp.* .......................      855,937
19,000   Conexant Systems Inc.* ..............................    1,774,125
19,700   Dallas Semiconductor Corp. ..........................    1,159,838
16,400   Lattice Semiconductor Corp.* ........................      580,150
29,500   Microchip Technology Incorporated* ..................    1,965,438
 6,000   Vitesse Semiconductor Corp.* ........................      275,250
                                                                -----------
                                                                  7,291,488
                                                                -----------

THE ALGER RETIREMENT FUND
ALGER SMALL CAP RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
October 31, 1999

SHARES    COMMON STOCKS (CONTINUED)                                  VALUE
-------                                                            --------
         SEMICONDUCTOR
           CAPITAL EQUIPMENT--6.0%
10,000   ASM Lithography Holding NV* .........................   $  726,250
30,000   Atmi Inc.* ..........................................      808,125
20,000   DII Group Inc.* .....................................      720,000
39,300   PRI Automation, Inc.* ...............................    1,576,913
                                                                 ----------
                                                                  3,831,288
                                                                 ----------
         TRANSPORTATION--2.1%
46,100   Forward Air Corporation* ............................    1,357,069
                                                                 ----------
         MISCELLANEOUS--.4%
31,300   Coinstar Inc.* ......................................      238,663
                                                                 ----------
         Total Common Stocks
          (Cost $45,698,416) .................................   55,498,156
                                                                 ----------
PRINCIPAL
AMOUNT
---------
               SHORT-TERM CORPORATE NOTES--8.5%
$1,750,000     Atlantis One Funding Corp.,
                 5.30%, 11/15/99 .........................        1,746,388
   850,000     Ford Motor Credit Company,
                 5.23%, 11/16/99 .........................          848,146
   900,000     General Motors Acceptance Corp.,
                 5.25%, 11/3/99 ..........................          899,737
   650,000     Hasbro Inc.,
                 5.27%, 11/15/99 .........................          648,667
   400,000     Holland Limited Securitization Inc.,
                 5.38%, 11/19/99(a) ......................          398,925
   900,000     Toyota Credit De Puerto Rico,
                 5.27%, 11/15/99 .........................           898,154
                                                                -----------
Total Short-Term Corporate Notes
 (Cost $5,440,017) .......................................        5,440,017
                                                                -----------
Total Investments
 (Cost $51,138,433)(b) .......................    95.6%          60,938,173
Other Assets in Excess of Liabilities ........     4.4%           2,772,517
                                                 -----          -----------
Net Assets ...................................   100.0%         $63,710,690
                                                 =====          ===========

*   Non-income producing security.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b) At October 31, 1999, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $51,138,433, amounted to $9,799,740 which consisted of aggregate gross unrealized appreciation of $11,880,164 and aggregate gross unrealized depreciation of $2,080,424.

                    See Notes to Financial Statements.

THE ALGER RETIREMENT FUND
ALGER SMALL CAP RETIREMENT PORTFOLIO
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the year

                                                          YEAR ENDED OCTOBER 31,
                                              --------------------------------------------------
                                              1999       1998       1997       1996       1995
                                             ------     ------     ------     ------     ------
Net asset value,
  beginning of year ....................     $16.37     $18.00     $17.87     $17.92     $10.83
                                            -------    -------    -------    -------    -------
Net investment income (loss) ...........      (0.12)(i)  (0.08)     (0.10)     (0.05)     (0.07)
Net realized and unrealized
  gain on investments ..................       8.65       0.02       3.13       1.72       7.23
                                            -------    -------    -------    -------    -------
    Total from investment
       operations ......................       8.53      (0.06)      3.03       1.67       7.16
Distributions from net
  realized gains .......................      (2.08)     (1.57)     (2.90)     (1.72)     (0.07)
                                            -------    -------    -------    -------    -------
Net asset value,
  end of year ..........................     $22.82     $16.37     $18.00     $17.87     $17.92
                                            =======    =======    =======    =======    =======
Total Return                                   52.7%      (1.8)%     19.0%       9.2%      66.2%
                                            =======    =======    =======    =======    =======
Ratios and Supplemental Data:
   Net assets, end of year
    (000's omitted) ....................    $63,711    $29,938    $31,499    $30,043    $23,002
                                            =======    =======    =======    =======    =======
   Ratio of expenses to
    average net assets .................       1.02%      1.03%      1.06%      1.05%      1.13%
                                            =======    =======    =======    =======    =======
    Ratio of net investment
    income (loss) to
    average net assets .................      (0.57%)    (0.55%)    (0.62%)    (0.54%)    (0.73%)
                                            =======    =======    =======    =======    =======
   Portfolio Turnover Rate                   193.32%    169.97%    134.25%    182.49%    104.84%
                                            =======    =======    =======    =======    =======

(i) Amount was computed based on average shares outstanding during the year.

                     See Notes to Financial Statements.

ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO
PORTFOLIO  HIGHLIGHTS THROUGH OCTOBER 31, 1999 (UNAUDITED)

$10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION NOVEMBER 8, 1993

         Alger MidCap Growth Retirement  S&P MidCap 400 Index
11/8/93             10000                       10000
10/31/94            11660                       10292
10/31/95            17968                       12475
10/31/96            19088                       14637
10/31/97            24544                       19417
10/31/98            27366                       20721
10/31/99            38966                       25087

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger MidCap Growth Retirement Portfolio and the S&P MidCap 400 Index on November 8, 1993, the inception date of the Alger MidCap Growth Retirement Portfolio. Figures for the Alger MidCap Growth Retirement Portfolio and the S&P MidCap 400 Index, an unmanaged index of common stocks, include reinvestment of dividends.

PERFORMANCE COMPARISON THROUGH OCTOBER 31, 1999

                                           Average Annual Returns
                                               Since Inception
                                1 Year   5 Years  11/8/93

                            ----------------------------------
Alger MidCap Growth
Retirement Portfolio             42.39%   27.29%   25.53%

S&P MidCap 400 Index             21.07%   19.50%   16.62%
                           -----------------------------------

THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE PORTFOLIO'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE ALGER RETIREMENT FUND
ALGER MIDCAP GROWTH RETIREMENT  PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1999

SHARES   COMMON STOCKS--91.3%                                       VALUE
-------                                                            -------
         ADVERTISING--2.4%
 3,100   Lamar Advertising Co., Cl. A.* ......................   $  167,400
11,000   Young & Rubicam Inc. ................................      503,250
                                                                 ----------
                                                                    670,650
         AUTOMOTIVE--1.8%
 8,700   Harley Davidson, Inc. ...............................      516,019
                                                                 ----------
         BIO-TECHNOLOGY--5.6%
10,700   Biogen Inc.* ........................................      793,138
 5,700   Medimmune Inc.* .....................................      638,400
 1,800   Sepracor Inc.* ......................................      149,737
                                                                 ----------
                                                                  1,581,275
                                                                 ----------
         BUSINESS SERVICES--6.0%
 7,000   Cintas Corp. ........................................      421,750
18,450   Fiserv Inc.* ........................................      590,400
22,997   IMS Health Inc. .....................................      666,913
                                                                 ----------
                                                                  1,679,063
                                                                 ----------
         COMMUNICATION EQUIPMENT--2.3%
 3,300   Corning Inc. ........................................      259,463
 5,500   Flextronics International Ltd.* .....................      390,500
                                                                 ----------
                                                                    649,963
                                                                 ----------
         COMMUNICATIONS--1.1%
 8,642   At Home Corp. Series A.* ............................      322,995
                                                                 ----------
         COMPUTER RELATED &
           BUSINESS EQUIPMENT--2.4%
 7,400   Sanmina Corporation* ................................      666,463
                                                                 ----------
         COMPUTER SERVICES--7.3%
 6,500   Amdocs Limited* .....................................      180,781
21,600   CNET Inc.* ..........................................    1,019,250
 4,000   eBay Inc.* ..........................................      540,500
 2,000   Exodus Communications, Inc.* ........................      172,000
   830   Yahoo, Inc.* ........................................      148,621
                                                                 ----------
                                                                  2,061,152
                                                                 ----------
         COMPUTER SOFTWARE--3.3%
 2,600   CSG Systems International Inc.* .....................       89,213
24,000   Intuit Inc.* ........................................      699,000
 2,600   Legato Systems Inc.* ................................      139,750
                                                                 ----------
                                                                    927,963
                                                                 ----------
         ENERGY & ENERGY SERVICES--5.7%
 8,500   Calpine Corp.* ......................................      489,813
 6,500   Devon Energy Corporation ............................      252,688
 7,200   EOG Resources Inc. ..................................      149,850
26,600   Nabors Industries Inc.* .............................      603,487
 8,500   Union Pacific Resources Group Inc. ..................      123,250
                                                                 ----------
                                                                  1,619,088
                                                                 ----------
         FINANCIAL  SERVICES--4.6%
 5,250   Charter One Financial Inc. ..........................      128,953
13,700   Kansas City Southern Industries Inc.. ...............      649,894
12,500   Paine Webber Group Inc. .............................      509,375
                                                                 ----------
                                                                  1,288,222
                                                                 ----------
         FOODS & BEVERAGES--2.6%
 3,000   Dean Foods Co. ......................................      138,750
31,000   U.S. Foodservice* ...................................      594,812
                                                                 ----------
                                                                    733,562
                                                                 ----------
         INDUSTRIAL EQUIPMENT--2.1%
 1,500   SPX Corp.* ..........................................      127,125
 8,800   Waters Corp.* .......................................      467,500
                                                                 ----------
                                                                    594,625
                                                                 ----------
         LEISURE & ENTERTAINMENT--1.9%
28,999   Mandalay Resort Group* ..............................      540,106
                                                                 ----------
         MEDICAL SERVICES--1.8%
 7,500   Express Scripts Inc., Cl. A.* .......................      368,438
 3,900   MedQuist Inc.* ......................................      124,800
                                                                 ----------
                                                                    493,238
                                                                 ----------
         OIL & GAS--2.1%
17,200   B.J. Services Company* ..............................      590,175
                                                                 ----------
         PHARMACEUTICALS--3.0%
18,600   Forest Laboratories, Inc.* ..........................      853,275
                                                                 ----------
         RESTAURANTS & LODGING--2.1%
26,000   OutbackSteakhouse, Inc.*.............................      598,000
                                                                 ----------
         RETAILING--11.8%
 9,500   Abercrombie & Fitch Co., Cl. A.* ....................      258,875
 4,500   Amazon.com Inc.* ....................................      317,813
21,700   Bed Bath & Beyond Inc.* .............................      722,881
10,600   Best Buy Company Inc.* ..............................      588,963
 9,000   BJ's Wholesale Club Inc.* ...........................      277,313
 8,400   Gucci Group N.V .....................................      678,300
 9,000   Williams Sonoma Inc.* ...............................      483,750
                                                                 ----------
                                                                  3,327,895
                                                                 ----------
         SEMICONDUCTOR
           CAPITAL EQUIPMENT--4.5%
 5,300   ASM Lithography Holding NV* .........................      384,912
 3,900   Atmi Inc.* ..........................................      105,056
20,400   Teradyne, Inc.* .....................................      785,400
                                                                 ----------
                                                                  1,275,368
                                                                 ----------
            SEMICONDUCTORS--16.9%
20,100   Altera Corporation* .................................      977,362
 1,800   Conexant Systems Inc.* ..............................      168,075
13,800   Linear Technology Corporation .......................      965,137
 9,000   Maxim Integrated Products, Inc.* ....................      710,437
13,600   Microchip Technology Incorporated* ..................      906,100
 3,000   Vitesse Semiconductor Corp.* ........................      137,625
11,600   Xilinx, Inc.* .......................................      912,050
                                                                 ----------
                                                                  4,776,786
                                                                 ----------
         Total Common Stocks
           (Cost $23,918,359).................................   25,765,883
                                                                 ----------

THE ALGER RETIREMENT FUND
ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
October 31, 1999

PRINCIPAL
AMOUNT      SHORT-TERM CORPORATE NOTES--9.0%            VALUE
---------                                              -------
$ 250,000   Atlantis One Funding Corp.,

              5.32%, 11/15/99.....................  $ 249,482
  250,000   AT&T Corporation,
              5.18%, 11/9/99......................    249,712
  625,000   Ford Motor Credit Company,
              5.23%, 11/16/99.....................    623,637
  300,000   General Motors Acceptance Corporation,
              5.25%, 11/3/99......................    299,913
  500,000   Hasbro Inc.,
              5.27%, 11/15/99.....................    498,975
  625,000   Montauk Funding Corp.,
              5.32%, 11/16/99 (a).................    623,615
                                                  -----------
            Total Short-Term Corporate Notes
              (Cost $2,545,334)...................  2,545,334
                                                  -----------
Total Investments
 (Cost $26,463,693)(b).................   100.3%   28,311,217
Liabilities in Excess of Other Assets..    (0.3)      (77,869)
                                          -----   -----------
Net Assets.............................   100.0%  $28,233,348
                                          =====   ===========


*   Non-income producing security.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b) At October 31, 1999, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $26,463,693, amounted to $1,847,524 which consisted of aggregate gross unrealized appreciation of $2,680,072 and aggregate gross unrealized depreciation of $832,548.

                       See Notes to Financial Statements.

THE ALGER RETIREMENT FUND
ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the year

                                                             YEAR ENDED OCTOBER 31,
                                   ---------------------------------------------------------------------------
                                      1999             1998            1997           1996              1995
                                   ---------        ---------        --------       ---------        ---------
Net asset value,
  beginning of year.............. $     8.83       $    11.36       $   14.48      $    16.34       $    11.66
                                   ---------        ---------        --------       ---------        ---------
Net investment income (loss) ....      (0.05)(i)        (0.06)(i)       (0.15)          (0.07)           (0.07)
Net realized and unrealized
  gain on investments ...........       3.78             1.78            3.46            1.09             6.07
                                   ---------        ---------        --------       ---------        ---------
      Total from investment
        operations ..............       3.73             1.72            3.31            1.02             6.00
Distributions from net
  realized gains ................      (0.76)           (4.25)          (6.43)          (2.88)           (1.32)
                                   ---------        ---------        --------       ---------        ---------
Net asset value,
  end of year.................... $    11.80       $    8.83        $   11.36      $    14.48       $    16.34
                                   =========        =========        ========       =========        =========
Total Return ....................       42.4%            11.5%           28.6%            6.2%            54.1%
                                   =========        =========        ========       =========        =========
Ratios and Supplemental Data:
     Net assets, end of year
        (000's omitted) ......... $   28,233       $   6,667        $   6,435      $    9,726       $   10,914
                                   =========        =========        ========       =========        =========
      Ratio of expenses to
        average net assets.......       1.23%            1.22%           1.31%           1.16%            1.23%
                                   =========        =========        ========       =========        =========
      Ratio of net investment
        income (loss) to
        average net assets ......      (0.49%)          (0.52%)         (0.79%)         (0.45%)          (0.69%)
                                   =========        =========        ========       =========        =========
      Portfolio Turnover Rate ...     165.68%          184.23%         183.31%         170.21%          132.74%
                                   =========        =========        ========       =========        =========

(i) Amount was computed based on average shares outstanding during the year.

                       See Notes to Financial Statements.

ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO
PORTFOLIO HIGHLIGHTS THROUGH OCTOBER 31, 1999 (Unaudited)

$10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION NOVEMBER 8, 1993

            Alger Capital Appreciation Retirement  S&P 500 Index
11/8/93                   10000                        10000
10/31/94                  10080                        10410
10/31/95                  15564                        13162
10/31/96                  16515                        16333
10/31/97                  20820                        21579
10/31/98                  26672                        26324
10/31/99                  49169                        33082


The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger Capital Appreciation Retirement Portfolio and the S&P 500 Index on November 8, 1993, the inception date of the Alger Capital Appreciation Retirement Portfolio. Figures for the Portfolio and the S&P 500 Index, an unmanaged index of common stocks, include reinvestment of dividends.

PERFORMANCE COMPARISON THROUGH OCTOBER 31, 1999

                                         Average Annual Returns
                                                 Since Inception
                              1 Year   5 Years      11/8/93

                             -----------------------------------
Alger Capital Appreciation
Retirement Portfolio           84.34%   37.29%       30.51%

S&P 500 Index                  25.67%   26.02%       22.15%
                             -----------------------------------
THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE PORTFOLIO'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE ALGER RETIREMENT FUND
ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS
 October 31, 1999

SHARES   COMMON STOCKS--93.8%                                       VALUE
-------                                                            -------
         ADVERTISING--2.3%
25,000   Omnicom Group Inc. ..................................   $2,200,000
                                                                -----------
         AEROSPACE--1.1%
18,000   AlliedSignal Inc. ...................................    1,024,875
                                                                -----------
         BIO-TECHNOLOGY--1.9%
23,100   Amgen Inc.* .........................................    1,842,225
                                                                -----------
         BROADCASTING--4.5%
30,600   Cablevision Systems Corp., Cl. A ....................    2,067,413
29,000   Clear Channel Communications Inc.* ..................    2,330,875
                                                                -----------
                                                                  4,398,288
                                                                -----------
         BUSINESS SERVICES--.3%
10,200   IMS Health Inc. .....................................      295,800
                                                                -----------
         COMMUNICATION EQUIPMENT--6.7%
39,000   Cisco Systems, Inc.* ................................    2,886,000
28,500   Motorola, Inc. ......................................    2,776,968
 6,600   SDL Inc.* ...........................................      813,862
                                                                -----------
                                                                  6,476,830
                                                                -----------
         COMMUNICATIONS--13.2%
38,000   America Online Inc.* ................................    4,928,125
16,000   AT&T Corp Liberty Media Group, Cl. A.* ..............      635,000
19,800   At Home Corp. Series A.* ............................      740,025
25,000   Comcast Corp., Cl. A. Special .......................    1,053,125
19,000   COX Communications Inc., Cl. A.* ....................      863,312
14,000   McLeodUSA Inc., Cl. A.* .............................      624,750
 9,300   Qualcomm Inc.* ......................................    2,071,575
25,000   Sprint Corp. ........................................    1,857,813
                                                                -----------
                                                                 12,773,725
                                                                -----------
         COMPUTER RELATED & BUSINESS
           EQUIPMENT--4.2%
38,500   Sun Microsystems Inc.* ..............................    4,073,781
                                                                -----------
         COMPUTER SERVICES--14.1%
40,500   CNET Inc.* ..........................................    1,911,094
33,100   eBay Inc.* ..........................................    4,472,638
26,700   Exodus Communications, Inc.* ........................    2,296,200
27,452   Yahoo Inc.* .........................................    4,915,624
                                                                -----------
                                                                 13,595,556
                                                                -----------
         COMPUTER SOFTWARE--5.5%
57,000   Intuit Inc.* ........................................    1,660,125
39,800   Microsoft Corporation* ..............................    3,683,988
                                                                -----------
                                                                  5,344,113
                                                                -----------
         ENERGY & ENERGY SERVICES--3.1%
78,500   Halliburton Co. .....................................    2,958,468
                                                                -----------
         FINANCIAL SERVICES--5.7%
11,000   American Express Co. ................................    1,694,000
60,750   Citigroup Inc. ......................................    3,288,094
 5,000   Morgan Stanley Dean Witter & Co. ....................      551,563
                                                                -----------
                                                                  5,533,657
                                                                -----------
         INSURANCE--.8%
 7,375   American International Group, Inc. ..................      759,164
                                                                -----------
         OIL & GAS--1.1%
20,500   Baker Hughes Inc. ...................................      572,719
15,000   B.J. Services Company* ..............................      514,687
                                                                -----------
                                                                  1,087,406
                                                                -----------
         PHARMACEUTICALS--3.2%
23,154   Bristol Myers Squibb Co. ............................   1,778,517
32,500   Pfizer Inc. .........................................   1,283,750
                                                                -----------
                                                                  3,062,267
                                                                -----------
         RETAILING--5.0%
14,700   Abercrombie & Fitch Co., Cl. A.* ....................      400,575
15,700   Amazon.com Inc.* ....................................    1,108,813
 8,400   Costco Wholesale Corp.* .............................      674,625
17,100   Home Depot, Inc. ....................................    1,291,050
23,800   Wal-Mart Stores Inc. ................................    1,349,162
                                                                -----------
                                                                  4,824,225
                                                                -----------
         SEMICONDUCTOR
           CAPITAL EQUIPMENT--5.4%
20,000   Applied Materials Inc.* .............................    1,796,250
27,000   ASM Lithography Holding NV* .........................    1,960,875
39,000   Teradyne, Inc.* .....................................    1,501,500
                                                                -----------
                                                                  5,258,625
                                                                -----------
         SEMICONDUCTORS--15.7%
30,500   Altera Corporation* .................................    1,483,063
11,900   Broadcom Corp., Cl. A.* .............................    1,520,969
33,000   Conexant Systems Inc.* ..............................    3,081,375
18,300   Linear Technology Corporation .......................    1,279,856
20,000   Micron Technology Inc.* .............................    1,426,250
21,600   Texas Instruments, Incorporated .....................    1,938,600
36,000   Vitesse Semiconductor Corp.* ........................    1,651,500
35,600   Xilinx, Inc.* .......................................    2,799,050
                                                                -----------
                                                                 15,180,663
                                                                -----------
         Total Common Stocks
          (Cost $79,009,275) .................................   90,689,668
                                                                -----------
PRINCIPAL
AMOUNT     SHORT-TERM CORPORATE NOTES--4.8%
---------
$ 450,000  Atlantis One Funding Corp.,
             5.30%, 11/15/99 .................................      449,071
1,950,000  Ford Motor Credit Company,
             5.23%, 11/16/99 .................................    1,945,748
  400,000  General Motors Acceptance Corporation,
             5.25%, 11/3/99 ..................................      399,883
  100,000  Kansas City Power & Light Co.,
             5.32%, 11/4/99 ..................................       99,957
1,800,000  Toyota Credit De Puerto Rico,
             5.27%, 11/15/99 .................................    1,796,305
                                                                -----------
           Total Short-Term Corporate Notes
             (Cost $4,690,964) ...............................    4,690,964
                                                                -----------

Total Investments
  (Cost $83,700,239)(a) .........................   98.6%        95,380,632
Other Assets in Excess of Liabilities ...........    1.4          1,330,139
                                                   -----        -----------
Net Assets ......................................  100.0%      $ 96,710,771
                                                   =====        ===========

*   Non-income producing security.

(a) At October 31, 1999, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $83,700,239, amounted to $11, 680,393 which consisted of aggregate gross unrealized appreciation of $13,209,340 and aggregate gross unrealized depreciation of $1,528,947.

                     See Notes to Financial Statements

THE ALGER RETIREMENT FUND
ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO(I)
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the year

                                                             YEAR ENDED OCTOBER 31,
                                   ---------------------------------------------------------------------------
                                      1999             1998            1997           1996              1995
                                   ---------        ---------        --------       ---------        ---------
Net asset value,
  beginning of year.............. $     8.98       $     9.70       $    9.88      $   12.72       $    10.08
                                   ---------        ---------        --------       ---------        ---------
Net investment income (loss) ....      (0.09)(ii)       (0.08)(ii)      (0.10)(ii)     (0.07)           (0.19)
Net realized and unrealized
  gain on investments ...........       7.63             2.96            2.51           0.83             5.30
                                   ---------        ---------        --------       ---------        ---------
      Total from investment
        operations ..............       7.54             2.88            2.41           0.76             5.11
Distributions from net
  realized gains ................      (0.33)           (3.60)          (2.59)         (3.60)           (2.47)
                                   ---------        ---------        --------       ---------        ---------
Net asset value,
  end of year.................... $    16.19       $     8.98        $   9.70      $    9.88        $   12.72
                                   =========        =========        ========       =========        =========
Total Return ....................       84.3%            28.1%           26.1%           6.1%            54.4%
                                   =========        =========        ========       =========        =========
Ratios and Supplemental Data:
     Net assets, end of year
        (000's omitted) ......... $   96,711       $    5,587       $   4,520      $   6,703       $    8,116
                                   =========        =========        ========       =========        =========
      Ratio of expenses excluding
        interest to average
        net assets                      1.28%            1.37%           1.47%          1.37%            1.43%
                                   =========        =========        ========       =========        =========
      Ratio of expenses including
        interest to average
        net assets ......               1.29%            1.44%           1.62%          1.44%            2.70%
                                   =========        =========        ========       =========        =========
      Ratio of net investment
        income (loss) to
        average net assets             (0.59%)          (0.79%)         (1.02%)        (0.94%)         (2.32%)
                                   =========        =========        ========       =========        =========
      Portfolio Turnover Rate         155.40%          177.09%         159.56%        203.46%          188.53%
                                   =========        =========        ========       =========        =========
      Amount of debt outstanding
        at end of year                    --               --        $127,000             --         $302,600
                                   =========        =========        ========       =========        =========
      Average amount of debt
        outstanding during
        the year                     $42,036          $49,890        $127,915        $62,130         $939,600
                                   =========        =========        ========       =========        =========
      Average daily number of
        shares outstanding
        during the year            2,470,314          505,939         511,947        595,051          565,805
                                   =========        =========        ========       =========        =========
      Average amount of debt
        per share during
        the year                  $     0.02         $   0.10         $  0.25        $  0.10          $  1.66
                                   =========        =========        ========       =========        =========

(i) Prior to April 12,  1996,  the Alger  Capital  Appreciation  Retirement
    Portfolio  was  the  Alger  Defined   Contribution   Leveraged   AllCap
    Portfolio.

(ii)Amount was computed based on average shares outstanding during the year.

                    See Notes to Financial Statements.

THE ALGER RETIREMENT FUND
STATEMENTS OF ASSETS AND LIABILITIES

October 31, 1999

                                                                                                  MIDCAP      CAPITAL
                                                                      GROWTH      SMALL CAP       GROWTH    APPRECIATION
                                                                     PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                  ------------  ------------  ------------  ------------

ASSETS:
Investments in securities, at value (identified cost*)--
  see accompanying schedules of investments ..............         $71,409,792   $60,938,173   $28,311,217   $95,380,632
Cash .....................................................              46,641        67,485        46,599        56,383
Receivable for investment securities sold ................           2,048,666     2,957,755       285,012     3,057,162
Receivable for shares of beneficial interest sold ........              28,483        61,086       271,778        16,844
Dividends receivable .....................................              15,600          --           1,012        15,872
Prepaid expenses .........................................               9,562         8,300         6,930        18,920
                                                                   -----------   -----------   -----------   -----------
  Total Assets ...........................................          73,558,744    64,032,799    28,922,548    98,545,813
                                                                   -----------   -----------   -----------   -----------

LIABILITIES:
Payable for investment securities purchased ..............             661,394       231,563       627,451     1,095,704
Payable for shares of beneficial interest redeemed .......              67,205        10,858        14,861       569,535
Accrued investment management fees .......................              43,920        41,843        18,061        64,678
Accrued expenses .........................................              40,301        37,845        28,827       105,125
                                                                   -----------   -----------   -----------   -----------
  Total Liabilities ......................................             812,820       322,109       689,200     1,835,042
                                                                   -----------   -----------   -----------   -----------
NET ASSETS ...............................................         $72,745,924   $63,710,690   $28,233,348   $96,710,771
                                                                   ===========   ===========   ===========   ===========
Net Assets Consist of:
  Paid-in capital ........................................         $46,699,757   $44,618,657   $24,560,247   $83,272,273
  Undistributed net investment income
    (accumulated loss) ...................................            (351,215)     (926,145      (319,989)     (641,486
  Undistributed net realized gain ........................          12,552,425    10,218,438     2,145,566     2,399,591
  Net unrealized appreciation ............................          13,844,957     9,799,740     1,847,524    11,680,393
                                                                   -----------   -----------   -----------   -----------
NET ASSETS ...............................................         $72,745,924   $63,710,690   $28,233,348   $96,710,771
                                                                   ===========   ===========   ===========   ===========

Shares of beneficial interest outstanding--Note 6 ........           4,236,283     2,792,009     2,393,358     5,971,702
                                                                   ===========   ===========   ===========   ===========

NET ASSET VALUE PER SHARE ................................         $     17.17   $     22.82   $     11.80   $     16.19
                                                                   ===========   ===========   ===========   ===========
*Identified cost .........................................         $57,564,835   $51,138,433   $26,463,693   $83,700,239
                                                                   ===========   ===========   ===========   ===========

                    See Notes to Financial Statements.

--------------------------------------------------------------------------------

THE ALGER RETIREMENT FUND
STATEMENTS OF OPERATIONS

For the year ended October 31, 1999

                                                                MIDCAP       CAPITAL
                                    GROWTH       SMALL CAP      GROWTH     APPRECIATION
                                   PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                   ---------     ---------     ---------   ------------
INVESTMENT INCOME
Income:

 Dividends ..................   $    230,607  $     57,415  $     25,455   $    75,284
 Interest ...................        190,540       140,832        85,656       173,348
                                ------------  ------------  ------------   -----------
 Total income ..............         421,147       198,247       111,111       248,632
                                ------------  ------------  ------------   -----------

Expenses:

 Management fees--Note 3(a) .        461,489       372,258       119,207        302,359
 Shareholder servicing fees .        117,840         8,887         8,069         64,234
 Interest on line of credit
utilized--Note 5 ............             --            --            --          2,242
 Custodian fees .............         17,517        13,279        12,736         13,471
 Transfer agent fees--
    Note 3(c) ...............          2,500         2,500         2,500          2,500
 Shareholder reports ........         23,838        14,425         8,661         18,282
 Professional fees ..........          9,951        10,486         7,956         13,714
 Trustees' fees .............          6,000         6,000         6,000          6,000
 Miscellaneous ..............         18,995        20,824        18,293         36,336
                                ------------  ------------  ------------   ------------
    Total Expenses ..........        658,130       448,659       183,422        459,138
                                ------------  ------------  ------------   ------------
NET INVESTMENT LOSS .........       (236,983)     (250,412)      (72,311)      (210,506)
                                ------------  ------------  ------------   ------------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
    INVESTMENTS:
 Net realized gain (loss)
   on investments ...........     12,595,530     9,628,923     1,917,140      2,007,349
 Net change in unrealized
  appreciation (depreciation)
   on investments ...........      6,033,835     7,219,880     1,394,775     10,598,903
                                ------------  ------------  ------------   ------------
 Net realized and
   unrealized gain (loss)
    on investments ..........     18,629,365    16,848,803     3,311,915     12,606,252
                                ------------  ------------  ------------   ------------
 NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS .   $ 18,392,382  $ 16,598,391  $  3,239,604   $ 12,395,746
                                ============  ============  ============   ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

THE ALGER RETIREMENT FUND
ALGER CAPITAL APPRECIATION  RETIREMENT PORTFOLIO

STATEMENT OF CASH FLOWS

For the year ended October 31, 1999

INCREASE (DECREASE) IN CASH:
Cash flows from operating activities:
 Dividends received ...................................   $      60,320
 Interest received ....................................         173,348
 Interest paid ........................................          (2,305)
 Operating expenses paid ..............................        (299,747)
 Purchase of investment securities ....................    (125,454,532)
 Purchase of short-term securities, net ...............      (4,056,447)
 Proceeds from disposition of investment securities ...      50,340,497
 Other ................................................         (17,985)
                                                            -----------
  Net cash used in operating activities ...............     (79,256,851)
                                                            -----------
Cash flows from financing activities:
 Distributions paid ...................................        (824,545)
 Proceeds from shares sold and distributions reinvested      95,819,461
 Payments on shares redeemed ..........................     (15,713,748)
                                                            -----------
   Net cash provided by financing activities ..........      79,281,168
                                                            -----------
Net increase in cash ..................................          24,317
Cash--beginning of year ...............................          32,066
                                                            -----------
Cash--end of year .....................................   $      56,383
                                                            ===========

RECONCILIATION OF NET INCREASE IN NET
  ASSETS TO NET CASH USED IN OPERATING ACTIVITIES:
 Net increase in net assets resulting from operations .   $  12,395,746
 Increase in investments ..............................     (77,196,532)
 Increase in receivable for investment securities sold       (3,057,162)
 Increase in dividends receivable .....................         (14,964)
 Increase in payable for investment securities
  purchased ...........................................       1,083,212
 Net realized gain on investments .....................      (2,007,349)
 Net increase in unrealized appreciation on
  investments .........................................     (10,598,903)
 Increase in accrued expenses and other liabilities ...         157,086
 Net increase in other assets .........................         (17,985)
                                                            -----------
  Net cash used in operating activities ...............   $ (79,256,851)
                                                            ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

THE ALGER RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

For the year ended October 31, 1999

                                                                                         MIDCAP        CAPITAL
                                                             GROWTH       SMALL CAP      GROWTH     APPRECIATION
                                                            PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                            ---------     ---------     ---------     ---------
Net investment loss ....................................   $  (236,983)  $  (250,412)  $   (72,311)  $  (210,506)
Net realized gain on investments .......................    12,595,530     9,628,923     1,917,140     2,007,349
Net change in unrealized appreciation (depreciation)
 on investments ........................................     6,033,835     7,219,880     1,394,775    10,598,903
                                                           -----------    ----------   -----------   -----------
Net increase in net assets resulting
 from operations .......................................    18,392,382    16,598,391     3,239,604    12,395,746
Distributions to Shareholders:
 Net realized gains ....................................    (1,518,169)   (3,871,054)   (1,161,271)     (824,545)
Net increase from shares of beneficial
 interest transactions--Note 6 .........................    15,675,939    21,045,643    19,488,397    79,552,891
                                                         -----------    ----------   -----------   -----------
  Total increase .......................................    32,550,152    33,772,980    21,566,730    91,124,092
Net Assets:
 Beginning of year .....................................    40,195,772    29,937,710     6,666,618     5,586,679
                                                           -----------    ----------   -----------   -----------
 End of year ...........................................   $72,745,924   $63,710,690   $28,233,348   $96,710,771
                                                           ===========   ===========   ===========   ===========
Undistributed net investment income (accumulated loss)..   $  (351,215)  $  (926,145)  $  (319,989)  $  (641,486)
                                                           ===========   ===========   ===========   ===========


--------------------------------------------------------------------------------

THE ALGER RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended October 31, 1998

                                                                                       MIDCAP        CAPITAL
                                                           GROWTH       SMALL CAP      GROWTH     APPRECIATION
                                                          PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                          ---------     ---------     ---------     ---------

Net investment loss .....................................  $   (19,255)  $  (176,170)  $   (34,779)  $   (39,472)
Net realized gain on investments ........................    1,413,023     4,024,832     1,177,672       858,170
Net change in unrealized appreciation (depreciation)
 on investments .........................................    4,786,718    (4,420,878)     (406,271)      387,238
Net increase (decrease) in net assets resulting
 from operations ........................................    6,180,486      (572,216)      736,622     1,205,936
Distributions to Shareholders:
 Net realized gains .....................................   (3,068,529)   (2,665,137)   (2,238,027)   (1,478,868)
Net increase from shares of beneficial
 interest transactions--Note 6 ..........................   14,161,744     1,675,769     1,732,580     1,339,209
  Total increase (decrease) .............................   17,273,701    (1,561,584)      231,175     1,066,277
Net Assets:
 Beginning of year ......................................   22,922,071    31,499,294     6,435,443     4,520,402
                                                           -----------   -----------   -----------   -----------
 End of year ............................................  $40,195,772   $29,937,710   $ 6,666,618   $ 5,586,679
                                                           ===========   ===========   ===========   ===========

Undistributed net investment income (accumulated loss) ..  $  (114,232)  $  (675,733)  $  (247,678)  $  (430,980)
                                                           ===========   ===========   ===========   ===========

                       See Notes to Financial Statements.

THE ALGER RETIREMENT FUND
NOTES TO FINANCIAL STATEMENTS

NOTE 1--General:

     The Alger Retirement Fund (the "Fund"), is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company and currently issues four classes of shares of beneficial interest --Growth Portfolio, Small Cap Portfolio, MidCap Growth Portfolio and Capital Appreciation Portfolio (the "Portfolios"). The investment objective of each Portfolio is long-term capital appreciation. Each Portfolio seeks to achieve its objective by investing primarily in equity securities.

NOTE 2--Significant Accounting Policies:

     (a) INVESTMENT VALUATION: Investments of the Portfolios are valued on each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (currently 4:00 p.m. Eastern time). Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

     Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

     Short-term securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

     (b) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

     (c) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded on the ex-dividend date. With respect to all Portfolios, dividends from net investment income and distributions from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

     (d) FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance.

     (e) EXPENSES: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them.

     (f) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3--Investment Management Fees and Other Transactions with Affiliates:

     (a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Portfolio, pursuant to the provisions of its Investment Management Agreement with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and are computed based on the value of the average daily net assets of each Portfolio at the following annual rates:

Growth  Portfolio ...............   .75%
Small Cap Portfolio .............   .85
MidCap Growth Portfolio .........   .80
Capital Appreciation Portfolio ..   .85

     (b) BROKERAGE COMMISSIONS: During the year ended October 31, 1999, the Growth Portfolio, the Small Cap Portfolio, the MidCap Growth Portfolio and the Capital Appreciation Portfolio paid Fred Alger & Company, Incorporated ("Alger Inc."), the Fund's distributor, commissions of $126,327, $98,245, $47,133 and $83,900, respectively, in connection with securities transactions.

     (c) TRANSFER AGENT FEES: Alger Shareholder Services, Inc. ("Alger Services"), an affiliate of Alger Management, serves as transfer agent for the Fund. During the year ended October 31, 1999, each Portfolio incurred fees of $2,500 for services provided by Alger Services.

     (d) OTHER TRANSACTIONS WITH AFFILIATES: Certain trustees and officers of the Fund are directors and officers of Alger Management, Alger Inc. and Alger Services. At October 31, 1999, Alger Management and its affiliates owned 889,982 shares, 466,206 shares, 894,824 shares and 682,013 shares of the Growth Portfolio, the Small Cap Portfolio, the MidCap Growth Portfolio and the Capital Appreciation Portfolio, respectively.

NOTE  4--Securities  Transactions:

     The following summarizes the securities transactions by the Fund, other than short-term securities, for the year ended October 31, 1999:

                                                   Purchases            Sales
                                                   ---------            -----
Growth Portfolio .........................       $ 96,719,240       $ 82,246,781
Small Cap Portfolio ......................         89,585,434         78,948,626
MidCap Growth Portfolio ..................         39,030,681         22,770,820
Capital Appreciation Portfolio ...........        126,537,744         53,394,302

THE ALGER RETIREMENT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 5--Lines of Credit:

     The Capital Appreciation Portfolio has both committed and uncommitted lines of credit with banks where it may borrow up to 1/3 of the value of its assets, as defined, to purchase additional securities. To the extent the Capital
Appreciation Portfolio borrows under these lines, the Capital Appreciation Portfolio must pledge securities with a total value of at least twice the amount borrowed. Such borrowings have variable interest rates and are payable on demand. For the year ended October 31, 1999, the Capital Appreciation Portfolio had borrowings which averaged $42,036 at a weighted average interest rate of 5.26%.

NOTE 6--Share Capital:

     The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into four classes of shares.

     During the year ended October 31, 1999, transactions of shares of beneficial interest were as follows:

                                                 SHARES               AMOUNT
                                               ---------           -----------
Growth Portfolio
 Shares sold                                   1,735,529           $27,485,084
 Dividends reinvested                             91,899             1,518,169
 Shares redeemed                                (841,672)          (13,327,314)
                                               ---------           -----------
 Net increase                                    985,756           $15,675,939
                                               =========           ===========

Small Cap Portfolio
 Shares sold                                   1,661,996           $36,124,686
 Dividends reinvested                            178,225             3,871,054
 Shares redeemed                                (876,494)          (18,950,097)
                                               ---------           -----------
 Net increase                                    963,727           $21,045,643
                                               =========           ===========

MidCap Growth Portfolio
 Shares sold                                   2,250,079           $25,688,243
 Dividends reinvested                             99,680             1,161,271
 Shares redeemed                                (711,449)           (7,361,117)
                                               ---------           -----------
 Net increase                                  1,638,310           $19,488,397
                                               =========           ===========

Capital Appreciation Portfolio
 Shares sold                                   6,444,281           $95,011,629
 Dividends reinvested                             57,062               824,545
 Shares redeemed                              (1,151,755)          (16,283,283)
                                               ---------           -----------
 Net increase                                  5,349,588           $79,552,891
                                               =========           ===========

     During the year ended October 31, 1998, transactions of shares of beneficial interest were as follows:

                                                 SHARES               AMOUNT
                                               ---------           -----------

Growth Portfolio
 Shares sold                                   1,675,676           $20,656,143
 Dividends reinvested                            234,212             3,061,151
 Shares redeemed                                (785,459)           (9,555,550)
                                               ---------           -----------
 Net increase                                  1,124,429           $14,161,744
                                               =========           ===========

Small Cap Portfolio
 Shares sold                                     548,888           $10,042,134
 Dividends reinvested                            135,827             2,664,934
 Shares redeemed                                (605,971)          (11,031,299)
                                               ---------           -----------
 Net increase                                     78,744           $ 1,675,769
                                               =========           ===========

MidCap Growth Portfolio
 Shares sold                                      67,899           $   636,842
 Dividends reinvested                            225,973             2,207,761
 Shares redeemed                                (105,276)           (1,112,023)
                                               ---------           -----------
 Net increase                                    188,596           $ 1,732,580
                                               =========           ===========

Capital Appreciation Portfolio
 Shares sold                                     195,667           $ 1,756,200
 Dividends reinvested                            154,943             1,453,369
 Shares redeemed                                (194,575)           (1,870,360)
                                               ---------           -----------
 Net increase                                    156,035           $ 1,399,209
                                               =========           ===========

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of The Alger Retirement Fund:

     We have audited the statements of assets and liabilities, including the schedules of investments, of The Alger Retirement Fund (a Massachusetts business trust comprising, respectively, the Alger Growth Retirement, Alger Small Cap Retirement, Alger MidCap Growth Retirement, and Alger Capital Appreciation Retirement Portfolios) as of October 31, 1999, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Alger Retirement Fund, as of October 31, 1999, the results of their operations and cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                   ARTHUR ANDERSEN LLP

New York, New York
December 7, 1999


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